Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Non Controlling Interests [Abstract]
Summary of detailed information about non material non-controlling interests

The following tables provide summarized financial information for the Company’s subsidiary, Nova, that had a material non-controlling interest effective the date of closing of the Alcanna Transaction until October 21, 2024, before inter-company eliminations.

A)
Nova summarized statement of financial position

	2024	2023
Current assets	—	36,734
Current liabilities	—	29,690
Current net assets	—	7,044

Non-current assets	—	87,665
Non-current liabilities	—	43,564
Non-current net assets	—	44,101
Net assets	—	51,145
B)
Nova summarized statement of loss and comprehensive loss

	2024	2023
Revenue	237,539	259,325
Earnings and comprehensive income	577	3,327
C)
Nova summarized statement of cash flows

	2024	2023
Net cash provided by operating activities	17,129	11,721
Net cash used in investing activities	(16,211)	(2,330)
Net cash used in financing activities	(7,971)	(611)
(Decrease) increase in cash	(7,053)	8,780